Argentina's Hyperinflationary Economy	12 Months Ended
Dec. 31, 2018
Hyperinflationary Reporting [Abstract]
Argentina'S Hyperinflationary Economy

8.   ARGENTINA’S HYPERINFLATIONARY ECONOMY

Since July 2018, Argentina's economy is considered hyper-inflationary under the provisions of IAS 29 - Financial Reporting in Hyperinflationary Economies. A number of qualitative and quantitative criteria led to this qualification; chief among them is the cumulative inflation rate over three years exceeding 100%.

In accordance with the provisions of IAS 29, the financial statements of the companies in Argentina in which Enel Américas has an interest have been retrospectively restated by applying a general price index to the historical cost, in order to reflect changes in the purchasing power of the Argentine currency as of the closing date of these financial statements.

Non-monetary assets and liabilities were restated since February 2003, which was the last date on which an adjustment for inflation was made for accounting purposes in Argentina. In this regard, please note that the Group made its transition to IFRS on January 1, 2004 by applying the attributed cost exception for Property, plant and equipment.

For consolidation purposes in Enel Américas and as a result of the application of IAS 29, the profit or loss and the financial position of our Argentine subsidiaries was translated using the closing exchange rate (Ar$/ US$) as of December 31, 2018 in accordance with the provisions of IAS 21 The Effects of Changes in Foreign Exchange Rates due to the fact that the Argentine economy qualifies as a hyper-inflationary economy (see Note 2.7.4). Previously, the profit or loss of the Argentine subsidiaries were translated using the average exchange rate of the period, as is the case for the translation of the profit or loss of the rest of the subsidiaries operating in other countries whose economies do not qualify as hyper-inflationary economies.

Considering that Enel Américas' functional and presentation currency is not that of a hyper-inflationary economy according to the guidelines of IAS 29, the restatement of comparative periods is not required in the Group's consolidated financial statements.

The general price indices used at the close of the reporting periods are as follows:

General price index
Historical inflation accumulated up to December 31, 2017	652.29%
From January to December 2018	47.83%

The first time application of IAS 29 resulted in a positive adjustment to retained earnings of Enel Américas in the amount of ThUS $961,106 (net of taxes) as of January 1, 2018, of which ThUS$ 668,693 is attributable to the shareholders of Enel Américas. On the other hand, during 2018 the application of this standard resulted in a financial income of ThUS$ 270,380 (before tax). See Note 34.

The following is a summary of the effects of hyperinflation on the Consolidated Statements of Financial Position and Consolidated Statements of Comprehensive Income of Enel Américas:

	Initial balance as of 01-01-2018	Hyperinflation effects during period	Translation difference	Final hyperinflation balance as of 12-31-2018
ASSETS	ThUS$	ThUS$	ThUS$	ThUS$

Current inventories	5,861	2,099	(2,886)	5,074

TOTAL CURRENT ASSETS	5,861	2,099	(2,886)	5,074

Investments accounted for using the equity method	512	128	(252)	388
Intangible assets other than goodwill	8,163	4,042	(4,020)	8,185
Goodwill	29,432	8,495	(14,492)	23,435
Property, plant and equipment	1,219,598	556,270	(600,494)	1,175,374

TOTAL NON-CURRENT ASSETS	1,257,705	568,935	(619,258)	1,207,382

TOTAL ASSETS	1,263,566	571,034	(622,144)	1,212,456

LIABILITIES

Deferred tax liabilities	302,459	111,518	(148,930)	265,047

TOTAL NON-CURRENT LIABILITIES	302,459	111,518	(148,930)	265,047

TOTAL LIABILITIES	302,459	111,518	(148,930)	265,047

EQUITY
Equity attributable to the owners of the parent	668,693	324,542	(329,230)	664,005

Non-controlling interests	292,414	134,974	(143,984)	283,404

TOTAL EQUITY	961,107	459,516	(473,214)	947,409

TOTAL EQUITY AND LIABILITIES	1,263,566	571,034	(622,144)	1,212,456

	Effect of IAS 29	Effect of IAS 21	Total Adjustments
CONSOLIDATED STATEMENT OF COMPREHENSIVE INCOME Profit (loss)	ThUS$ (I)	ThUS$ (II)	ThUS$ (III)
Revenues	279,128	(425,640)	(146,512)
Other operating income	3,436	(8,489)	(5,053)
Revenues and Other Operating Income	282,564	(434,129)	(151,565)

Raw materials and consumables used	(136,703)	222,594	85,891
Contribution margin	145,861	(211,535)	(65,674)

Other work performed by the entity and capitalized	9,092	(15,909)	(6,817)
Employee benefits expenses	(48,709)	76,287	27,578
Depreciation and amortization expense	(133,813)	14,060	(119,753)
Reversal of impairment losses recognized in the period's profit or loss	63,256	18,621	81,877
Other expenses	(27,213)	39,638	12,425
Operating loss	8,474	(78,838)	(70,364)

Other gains (losses)	5	(24)	(19)
Financial income	13,292	(33,256)	(19,964)
Financial costs	(33,526)	68,025	34,499
Share in profits (losses) of associates and joint ventures accounted for under the equity method	259	(616)	(357)
Foreign currency exchange differences	(200)	(37,573)	(37,773)
Gains (losses) from indexed assets and liabilities	270,380	-	270,380

Income (loss) before taxes	258,684	(82,282)	176,402
Income tax expenses, continuing operations	(117,301)	30,386	(86,915)
Income (loss) from continuing operations	141,383	(51,896)	89,487
NET INCOME (LOSS)	141,383	(51,896)	89,487
Net income (loss) attributable to:
The owners of the parent	119,402	(23,364)	96,038
Non-controlling interests	21,981	(28,532)	(6,551)
NET INCOME (LOSS)	141,383	(51,896)	89,487

i)

Corresponds to the profit or loss arising from the net position of monetary assets and liabilities, as defined by IAS 29. This profit or loss is determined by restating non-monetary assets and liabilities, as well as those income statement accounts that have not already been updated.

ii)

Corresponds to the difference that arises from translating the profit or loss of the Argentine subsidiaries using the closing exchange rate, as defined by IAS 21 with respect to hyper-inflationary economies, as opposed to the average exchange rate, which is the methodology previously applied to Argentine companies and to the rest of the subsidiaries of Enel Américas operating in other countries in the region (non-hyper-inflationary economies).

iii)	Sum of (i) + (ii).